Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2023	Dec. 31, 2022
Class A Ordinary Share
Ordinary Share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Share authorized	450,000,000	450,000,000
Ordinary Share issued	20,531,423	20,531,423
Ordinary Share outstanding	20,531,423	20,531,423
Class B Ordinary Share
Ordinary Share par value (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary Share authorized	50,000,000	50,000,000
Ordinary Share issued	5,497,715	5,497,715
Ordinary Share outstanding	5,497,715	5,497,715